Artisan Emerging Markets Debt Opportunities Fund Expense Example - Artisan Emerging Markets Debt Opportunities Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	604
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	2,489
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,741
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	$ 1,551